REVENUE RECOGNITION (Details - Revenues) - USD ($)	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 2,336,344	$ 2,757,901
Engineering Design Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	373,316	589,232
Optical Components [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,538,932	1,476,085
Medical Device [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 424,096	$ 692,584